Property, Plant and Equipment - Summary of Cost and Accumulated Depreciation of Property Plant and Equipment (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 38,333	$ 288,418
Ending balance	22,203	99,119
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	514,979	801,221
Additions		2,992
Disposals	(2,806)	(271,689)
Ending balance	512,173	532,524
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	476,646	512,803
Depreciation expenses	16,130	118,521
Disposals	(2,806)	(197,919)
Ending balance	489,970	433,405
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31,105	98,820
Ending balance	18,557	57,601
Office Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	211,315	276,935
Additions		2,992
Disposals	(2,806)	(51,067)
Ending balance	208,509	228,860
Office Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	180,210	178,115
Depreciation expenses	12,548	32,143
Disposals	(2,806)	(38,999)
Ending balance	189,952	171,259
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,938	11,052
Ending balance	623	5,653
Other Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	35,291	36,180
Additions		0
Disposals	0	(889)
Ending balance	35,291	35,291
Other Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	33,353	25,128
Depreciation expenses	1,315	5,027
Disposals	0	(517)
Ending balance	34,668	29,638
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,290	178,546
Ending balance	3,023	35,865
Leasehold Improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	268,373	488,106
Additions		0
Disposals	0	(219,733)
Ending balance	268,373	268,373
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	263,083	309,560
Depreciation expenses	2,267	81,351
Disposals	0	(158,403)
Ending balance	$ 265,350	$ 232,508